Leases (Tables)	9 Months Ended
Sep. 30, 2019
Presentation of leases for lessee [abstract]
Schedule of Company's right-of-use asset
For the nine-month period ended as of September 30, 2019, the change in the Company’s right-of-use
asset, is as follows:

	Total
Cost as of January 1, 2019	Ps.	1,797
Additions		54
Disposals		(15)
Depreciation		(388)
Effects of changes in foreign exchange rates		(90)

	Ps.	1,358

Schedule of Company's lease liabilities
As of September 30, 2019, Company’s lease liabilities, are as follows
:

	September 30, 2019
Maturity analysis –
Less than one year	Ps.	471
One to three years		716
More than three years		197

Total lease liabilities at September 30, 2019		1,384

Current		471
Non-Current	Ps.	913